Financial information by segment, Assets and liabilities by geography (Details) $ in Thousands, € in Millions	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 04, 2020 USD ($)	Dec. 04, 2020 EUR (€)
Assets allocated [Abstract]
Contracted concessional assets	$ 7,931,882	$ 8,021,568
Investments carried under the equity method	285,029	294,581
Current financial investments	185,916	207,379
Cash and cash equivalents (project companies)	739,001	622,689	$ 1,078,293	$ 880,487
Total assets	9,755,468	9,751,930
Liabilities allocated [Abstract]
Long-term and short-term project debt	5,037,007	5,036,193
Grants and other liabilities	1,251,578	1,263,744
Long-term and short-term corporate debt	1,056,145	1,023,071			$ 5,600	€ 5
Total liabilities	7,952,972	8,003,325
Equity	1,802,496	1,748,605	$ 1,857,874	$ 1,740,881
Total liabilities and equity	9,755,468	9,751,930
North America [Member]
Assets allocated [Abstract]
Contracted concessional assets	3,317,648	3,355,669
Investments carried under the equity method	243,043	253,221
Current financial investments	116,125	135,224
Cash and cash equivalents (project companies)	183,006	171,744
Total assets	3,859,822	3,915,858
Liabilities allocated [Abstract]
Long-term and short-term project debt	1,799,441	1,792,739
Grants and other liabilities	1,033,773	1,051,679
Total liabilities	2,833,214	2,844,418
South America [Member]
Assets allocated [Abstract]
Contracted concessional assets	1,257,673	1,231,276
Investments carried under the equity method	0	0
Current financial investments	28,554	28,155
Cash and cash equivalents (project companies)	96,186	74,149
Total assets	1,382,413	1,333,580
Liabilities allocated [Abstract]
Long-term and short-term project debt	873,713	887,497
Grants and other liabilities	15,577	14,445
Total liabilities	889,290	901,942
EMEA [Member]
Assets allocated [Abstract]
Contracted concessional assets	3,356,561	3,434,623
Investments carried under the equity method	41,986	41,360
Current financial investments	41,237	44,000
Cash and cash equivalents (project companies)	345,953	287,655
Total assets	3,785,737	3,807,638
Liabilities allocated [Abstract]
Long-term and short-term project debt	2,363,853	2,355,957
Grants and other liabilities	202,228	197,620
Total liabilities	2,566,081	2,553,577
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional assets	7,931,882	8,021,568
Investments carried under the equity method	285,029	294,581
Current financial investments	185,916	207,379
Cash and cash equivalents (project companies)	625,145	533,548
Total assets	9,027,972	9,057,076
Liabilities allocated [Abstract]
Long-term and short-term project debt	5,037,007	5,036,193
Grants and other liabilities	1,251,578	1,263,744
Total liabilities	6,288,585	6,299,937
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	277,989	268,876
Other current assets (including cash and cash equivalents at holding company level)	449,507	425,978
Total assets	727,496	694,854
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	1,056,145	1,023,071
Other non-current liabilities	453,940	532,312
Other current liabilities	154,302	148,005
Total liabilities	1,664,387	1,703,388
Equity	1,802,496	1,748,605
Total liabilities and equity	$ 3,466,883	$ 3,451,993